Income tax expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income tax expense [Abstract]
Current income tax expense	₩ 1,131,254	₩ 1,115,724	₩ 896,755
Temporary differences	131,862	296,244	383,190
Income tax recognized in other comprehensive income	(7,321)	(142,844)	(11,600)
Income tax expenses	₩ 1,255,795	₩ 1,269,124	₩ 1,268,345